Commitments and Contingencies	6 Months Ended	12 Months Ended
	Apr. 30, 2016	Oct. 31, 2015
Commitments and Contingencies [Abstract]
COMMITMENTS & CONTINGENCIES

6. COMMITMENTS & CONTINGENCIES

Contingent Transaction Fee Arrangement

The Company has entered into a fee arrangement with its legal counsel pursuant to which certain legal fees incurred by the Company in connection with a potential Business Combination will be deferred and become payable only if the Company consummates such potential Business Combination. If the potential Business Combination does not occur, the amount of fees to be paid, if any, will be agreed upon between the Company and the law firm in light of all the facts and circumstances at that point in time. As of April 30, 2016, the amount of these contingent fees was approximately $729,000. Management is unable to determine the amount of legal fees to be paid if a Business Combination is not consummated at this time. To the extent the Merger or another Business Combination is consummated, the Company anticipates incurring a significant amount of additional costs. There can be no assurances that the Company will complete the Merger or any other Business Combination.

Financial Advisory Agreement

In November 2015, the Company entered into an agreement with a financial advisor (“Piper Jaffray”) pursuant to which Piper Jaffray would act as the exclusive financial advisor to the Company in connection with the pending acquisition of FTS. In connection with the agreement, the Company is required to pay Piper Jaffray $50,000 upon execution of the agreement, $50,000 upon the execution of a letter of intent or similar document; and the lesser of (a) $3,500,000 or (b) 1% of the total value ascribed to all of the equity interests in FTS, payable upon the closing of the Merger. To the extent that a definitive agreement is reached but the Merger does not close and the Company is paid a break-up fee, Piper Jaffray shall be paid 50% of the break-up fee paid to the Company up to $2,000,000. As of April 30, 2016, the Company has recorded $100,000 in advisory expenses related to this agreement, which is included in accounts payable and accrued expenses in the accompanying consolidated balance sheets.

Registration Rights

Pursuant to a registration rights agreement entered into on February 12, 2015, the holders of the Founder Shares, as well as the holders of the Placement Units (and any underlying securities) and any warrants that may be issued upon conversion of working capital loans made to the Company by the Sponsor, are entitled to registration rights. The holders are entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses of filing any such registration statements.

The Company has also granted certain registration rights with respect to the Public Warrants and Placement Warrants, as described in Note 8.

Underwriting Agreement

The underwriters received an underwriting discount of two percent (2.0%) of the gross proceeds of the Initial Public Offering. In addition, the underwriters are entitled to a deferred fee of five percent (5.0%) of the gross proceeds of the Initial Public Offering; however, the deferred fee will be payable only if the Company completes a Business Combination. If payable, the deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement. In April 2016, the Company and the underwriters agreed to reduce the deferred underwriting fee to four percent (4.0%), or $4,000,000. Accordingly, as of April 30, 2016, the Company recorded a $1,000,000 reduction in deferred underwriting fees, with a corresponding credit recorded to gain on the reduction of deferred underwriting fee payable in the accompanying consolidated statement of operations.

Deferred Legal Fees

The Company has committed to pay its attorneys a deferred legal fee of $125,000 upon the consummation of a Business Combination for services performed in connection with the Initial Public Offering. If no Business Combination is consummated within 18 months of the completion of the Initial Public Offering, the Company will only be obligated to pay $75,000 of such fees, and its attorneys have agreed to waive $50,000 of the $125,000 deferred legal fee.

6. COMMITMENTS & CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on February 12, 2015, the holders of the Founder Shares, as well as the holders of the Placement Units (and any underlying securities) and any warrants that may be issued upon conversion of working capital loans made to the Company by the Sponsor, are entitled to registration rights. The holders are entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act . In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company . The Company will bear the expenses of filing any such registration statements.

The Company has also granted certain registration rights with respect to the Public Warrants and Placement Warrants, as described in Note 7.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 1,500,000 additional Units to cover the overallotments at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters’ overallotment expired on March 29, 2015 and was not exercised.

The underwriters received an underwriting discount of two percent (2.0%) of the gross proceeds of the Initial Public Offering. In addition, the underwriters are entitled to a deferred fee of five percent (5.0%) of the gross proceeds of the Initial Public Offering; however, the deferred fee will be payable only if the Company completes a Business Combination. If payable, the deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Deferred Legal Fees

The Company has committed to pay its attorneys a deferred legal fee of $125,000 upon the consummation of a Business Combination for services performed in connection with the Initial Public Offering. If no Business Combination is consummated by August 19, 2016, the Company will only be obligated to pay $75,000 of such fees, and its attorneys have agreed to waive $50,000 of the $125,000 deferred legal fee